Classification and measurement of financial instruments - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Parenthetical) (Detail) - Level 3 [member]
$ in Millions
12 Months Ended
Dec. 31, 2020 USD ($)
Regent [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Gain (loss) on contingent purchase consideration	$ 8
Exceptional items [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Gain (loss) on contingent purchase consideration	21
Gain on derivative financial instruments	$ 4